Consolidated Statement of Financial Position - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Property, plant and equipment	₺ 12,458,491	₺ 11,116,316
Right-of-use assets	1,783,096	1,649,602
Intangible assets	11,308,062	10,050,172
Investment properties	16,283	15,425
Trade receivables	148,159	115,001
Receivables from financial services	123,136	884,686
Contract assets	10,291	3,513
Deferred tax assets	189,342	152,732
Investments in equity accounted investees	41,701	19,413
Other non-current assets	304,270	421,306
Total non-current assets	26,382,831	24,428,166
Inventories	178,399	180,434
Trade receivables	3,133,975	2,473,978
Due from related parties	4,477	13,533
Receivables from financial services	2,319,122	3,318,255
Contract assets	933,969	711,928
Derivative financial instruments	845,513	1,356,062
Financial asset at amortized cost	5,368	9,409
Financial asset at fair value through other comprehensive income	345,602	42,454
Cash and cash equivalents	10,238,715	7,419,239
Other current assets	1,327,004	1,091,512
Subtotal	19,332,144	16,616,804
Assets classified as held for sale		1,720,305
Total current assets	19,332,144	18,337,109
Total assets	45,714,975	42,765,275
Equity
Share capital	2,200,000	2,200,000
Share premium	269	269
Treasury shares	(144,152)	(141,534)
Additional paid-in capital	35,026	35,026
Reserves	2,816,359	2,503,537
Remeasurements of employee termination benefit	(63,539)	(34,871)
Retained earnings	13,202,526	11,359,317
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	18,046,489	15,921,744
Non-controlling interests	36,455	131,810
Total equity	18,082,944	16,053,554
Liabilities
Borrowings	12,677,394	13,119,636
Employee benefit obligations	294,331	224,747
Provisions	337,404	268,722
Deferred tax liabilities	1,165,630	862,360
Contract liabilities	141,890	131,598
Other non-current liabilities	359,857	364,610
Total non-current liabilities	14,976,506	14,971,673
Borrowings	7,628,333	7,035,909
Current tax liabilities	121,258	133,597
Trade and other payables	4,117,471	3,788,174
Due to related parties	12,082	45,331
Deferred revenue	56,544	8,948
Provisions	342,812	307,068
Contract liabilities	290,408	255,756
Derivative financial instruments	86,617	165,265
Total current liabilities	12,655,525	11,740,048
Total liabilities	27,632,031	26,711,721
Total equity and liabilities	₺ 45,714,975	₺ 42,765,275